Provision for credit losses	12 Months Ended
Dec. 31, 2017
Provision for credit losses
9 Provision for credit losses
in	2017	2016	2015
Provision for credit losses (CHF million)
Provision for loan losses	190	249	295
Provision for lending-related and other exposures	20	3	29
Provision for credit losses	210	252	324

Bank
Provision for credit losses
9 Provision for credit losses
in	2017	2016	2015
Provision for credit losses (CHF million)
Provision for loan losses	190	249	295
Provision for lending-related and other exposures	20	3	29
Provision for credit losses	210	252	324